TAXES	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
TAXES

NOTE 16 – TAXES

Corporation income taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income from the location in which each entity is domiciled.

Li Bang International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Li Bang HK is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

The Company’s subsidiaries incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”). Each subsidiary in the PRC must file its own tax returns as consolidated returns are not permitted in the PRC.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Wuxi Li Bang was approved as an HNTE in November 2016 and was re-approved in December 2019. Wuxi Li Bang is entitled to a reduced income tax rate of 15% and can benefit from the reduced income tax rate until December 2022. Li Bang Kitchen Appliance obtained the recognition of HNTE instead of Wuxi Li Bang on October 12, 2022. With the extension of the preferential rate of 15% to October 2025, Li Bang Kitchen Appliance renewed its HNTE certification for another three years in November 2025.

Loss before provision for income taxes consisted of:

	For the Years Ended June 30,
	2026	2025	2024
Outside China	$(2,381,972)	$(445,386)	$(120,000)
China	(1,430,902)	(596,442)	(1,441,607)
Loss before provision for income taxes	$(3,812,874)	$(1,041,828)	$(1,561,607)

Income tax expense (benefit) consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current
China	$-	$173,203	$1,834
Deferred
China	7,765	(199,452)	(189,554)
Income tax expense (benefit)	$7,765	$(26,249)	$(187,720)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2026		2025		2024
Income tax at expected tax rates	$(953,218)	25.0%	$(260,457)	25.0%	$(390,402)	25.0%
Utilization of prior year tax losses (1)	(113,803)	3.0%	-	-	-	-
Non-deductible expenses	(19,822)	0.5%	107,319	(10.3)%	107,487	(6.9)%
Effect of PRC preferential tax rate (2)	220,010	(5.8)%	(95,283)	9.2%	15,401	(1.0)%
Non-PRC entities not subject to PRC tax	595,493	(15.6)%	111,347	(10.7)%	30,000	(1.9)%
Allowance for DTA (3)	262,161	(6.9)%	98,713	(9.5)%	28,809	(1.8)%
Other	16,944	(0.4)%	12,112	(1.2)%	20,985	(1.3)%
Income tax expense and effective income tax rate	$7,765	(0.2)%	$(26,249)	2.5%	$(187,720)	12.1%

(1)	For the year ended June 30, 2026, net income generated by Wuxi Li Bang was utilized to offset its accumulated losses from prior years.

(2)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%. Effective tax rate decreased by 5.8%, increased by 9.2% and decreased by 1.0% for the years ended June 30, 2026, 2025 and 2024, respectively.

For the years ended June 30, 2026 and 2024, Li Bang Kitchen Appliance incurred losses, the preferential tax rate reduced the overall effective tax rate of the Company.

For the years ended June 30, 2025, net income generated by Li Bang Kitchen Appliance was offset by the losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

(3)	The Company incurred net loss for the years ended June 30, 2026, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2026, 2025 and 2024.

Deferred tax assets

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2026	2025
Allowance for expected credit losses	$717,407	$690,158

Taxes Payable

Taxes payable consisted of the following:

	As of June 30,
	2026	2025
VAT	$676,818	$938,643
Income taxes	2,335,197	2,238,075
Dividend withholding	92,627	88,128
Other	2,741	3,570
Total	$3,107,383	$3,268,416

Other taxes payable consists mainly of tax obligations related to city construction taxes, education funds and withholding taxes related to dividends distributed to the Company’s shareholders.